Finance debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Finance debt
17.	Finance debt

In line with the Company’s Business and Management Plan and following its liability management strategy, recent funds have been raised in order to settle older debts, as well as aiming at improving the debt repayment profile taking into account its alignment with investments returns over the long run. These factors have enabled the use of cash flows from operating activities and from divestments and partnerships as the main source of funds for the investments portfolio.

The Company has covenants that were not in default at December 31, 2017 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year, with a grace period ranging from 30 to 60 days, depending on the agreement; ii) Negative Pledge / Permitted Liens clause; iii) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (iv) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; (v) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control (OFAC), Department of State and Department of Commerce), the European Union and United Nations; and vi) covenants with respect to debt level in some of its loan agreements with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social - BNDES).

17.1.	Prepayment of debts and new financings

In 2017, proceeds from financing amounted to US$ 27,075, principally reflecting: (i) global notes issued in the capital market in the amount of US$ 10,218 and maturing in 2022, 2025, 2027, 2028 and 2044; (ii) debentures issued in the domestic market amounting to US$ 1,577 and maturing in 2022 and 2024; and (iii) funds raised from the domestic and international banking market in the amount of US$ 12,988 with average term of five years.

In addition, the Company used US$ 43,076 for repayment of principal and interest, mainly attributable to: (i) US$ 7,569 relating to repurchase of global bonds previously issued by the Company in the capital market maturing from 2018 to 2021, with premium paid to bond holders amounting to US$ 339; (ii) pre-payment of banking loans in the domestic and international market totaling US$ 16,012; (iii) pre-payment of finance debt with export credit agencies, in the amount of US$ 913; and (iv) pre-payment of US$ 2,980 with respect to financings with BNDES.

During this period, the Company also rolled over some debts through non-cash transactions, including: (i) exchange of US$ 6,768 old notes previously issued in the international capital market, maturing from 2019 to 2021, to new notes with maturities in 2025 and 2028 in the amount of US$ 7,597; (ii) exchange of some debts in the domestic and international banking market maturing from 2018 to 2020, to new similar financings amounting to US$ 4,257 with maturities ranging from 2020 to 2024.

17.2.	Changes in current and non-current debt

A roll-forward schedule of current and non-current debt is set out as follows:

	Export Credit Agencies	Banking Market	Capital Market	Others	Total
Current and Non-current
In Brazil
Opening balance at January 1, 2016	—	27,379	1,963	19	29,361
Principal amortization	—	(1,408)	(152)	(2)	(1,562)
Interest amortization	—	(2,887)	(231)	(2)	(3,120)
Additions (new funding obtained)	—	475	—	—	475
Transaction costs during the period (*)	—	3,041	188	16	3,245
Foreign exchange/inflation indexation charges	—	(1,169)	108	1	(1,060)
Pre-payments	—	(6,820)	—	—	(6,820)
Transfer to liabilities associated with assets classified as held for sale	—	(14)	—	—	(14)
Cumulative translation adjustment (CTA)	—	5,020	391	5	5,416

Balance as of December 31, 2016	—	23,617	2,267	37	25,921

Abroad
Opening balance at January 1, 2016	5,832	34,645	55,666	661	96,804
Principal amortization	(824)	(5,353)	(5,784)	(115)	(12,076)
Interest amortization	(124)	(969)	(3,037)	(26)	(4,156)
Additions (new funding obtained)	298	8,506	9,759	—	18,563
Transaction costs during the period (*)	160	1,109	2,974	20	4,263
Foreign exchange/inflation indexation charges	(206)	(1,081)	(569)	(23)	(1,879)
Pre-payments	—	(780)	(9,443)	—	(10,223)
Transfer to liabilities associated with assets classified as held for sale	—	(2)	(310)	—	(312)
Cumulative translation adjustment (CTA)	217	1,068	(89)	25	1,221

Balance as of December 31, 2016	5,353	37,143	49,167	542	92,205

Total Balance as of December 31, 2016	5,353	60,760	51,434	579	118,126

Current					9,755
Non-current					108,371
Current and Non-current
In Brazil
Opening balance at January 1, 2017	—	23,617	2,267	37	25,921
Principal amortization	—	(2,059)	(166)	(2)	(2,227)
Interest amortization	—	(2,084)	(200)	(2)	(2,286)
Additions (new funding obtained)	—	5,224	1,577	—	6,801
Transaction costs during the period (*)	—	2,106	185	5	2,296
Foreign exchange/inflation indexation charges	—	27	87	—	114
Pre-payments	—	(8,414)	—	—	(8,414)
Cumulative translation adjustment (CTA)	—	(174)	(101)	—	(275)

Balance as of December 31, 2017	—	18,243	3,649	38	21,930

Abroad
Opening balance at January 1, 2017	5,353	37,143	49,167	542	92,205
Principal amortization	(914)	(3,210)	(973)	(47)	(5,144)
Interest amortization	(125)	(1,281)	(2,831)	(14)	(4,251)
Additions (new funding obtained)	226	8,192	10,249	121	18,788
Transaction costs during the period (*)	163	1,460	3,208	20	4,851
Foreign exchange/inflation indexation charges	8	117	931	1	1,057
Pre-payments	(1,051)	(11,005)	(7,936)	(353)	(20,345)
Cumulative translation adjustment (CTA)	11	(151)	96	(1)	(45)

Balance as of December 31, 2017	3,671	31,265	51,911	269	87,116

Total Balance as of December 31, 2017	3,671	49,508	55,560	307	109,046

Current					7,001
Non-current					102,045

(*)	It includes premium and discount over notional amounts and other related costs.

As shown in note 6.1, the IFRS 9 provisions will govern the accounting treatment for modification of contractual cash flow from January 1, 2018.

The table below presents a reconciliation between finance debt and cash flows from financing activities:

	Balance as of December 31, 2016	Additions (new funding obtained)	Amortization (*)	Transaction costs during the period	Foreign exchange and indexation charges	Cumulative translation adjustment (CTA)	Balance as of December 31, 2017
Finance debt	118,126	25,589	(42,667)	7,147	1,171	(320)	109,046
Reconciliation to the Statement of Cash Flows
Transfer to held for sale		1,619	(15)
Purchase of property, plant and equipment on credit		(133)
Expenses with debt restructuring			(339)
Compensating balances			(54)
Finance Leases			20

Net cash used in financing activities		27,075	(43,076)

(*)	It includes principal, interest and pre-payments of debt.
17.3.	Summarized information on current and non-current finance debt

Maturity in	up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years and onwards	Total (*)	Fair value
Financing in Brazilian Reais (R$):	1,460	2,779	4,103	3,052	4,648	5,463	21,505	18,499

Floating rate debt	772	2,335	3,678	2,632	4,269	4,239	17,925
Fixed rate debt	688	444	425	420	379	1,224	3,580
Average interest rate	6.6%	6.6%	6.8%	7.3%	6.8%	5.9%	6.6%
Financing in U.S.Dollars (US$):	5,123	2,814	5,228	8,716	12,571	44,829	79,281	88,968

Floating rate debt	3,893	1,565	3,918	3,152	9,539	13,133	35,200
Fixed rate debt	1,230	1,249	1,310	5,564	3,032	31,696	44,081
Average interest rate	5.4%	5.8%	5.8%	5.7%	5.6%	6.5%	6.1%
Financing in R$ indexed to US$:	85	81	81	81	78	—	406	391

Floating rate debt	20	19	19	19	16	—	93
Fixed rate debt	65	62	62	62	62	—	313
Average interest rate	3.8%	3.7%	3.6%	3.3%	2.6%	—	3.6%
Financing in Pound Sterling (£):	62	—	—	—	—	2,321	2,383	2,590

Fixed rate debt	62	—	—	—	—	2,321	2,383
Average interest rate	6.2%	—	—	—	—	6.3%	6.3%
Financing in Japanese Yen (¥):	91	—	—	—	—	—	91	97

Floating rate debt	91	—	—	—	—	—	91
Average interest rate	0.4%	—	—	—	—	—	0.4%
Financing in Euro (€):	173	802	229	896	717	2,556	5,373	6,069

Floating rate debt	1	—	182	—	—	—	183
Fixed rate debt	172	802	47	896	717	2,556	5,190
Average interest rate	4.3%	4.3%	4.5%	4.6%	4.8%	4.6%	4.5%
Financing in other currencies:	7	—	—	—	—	—	7	7

Fixed rate debt	7	—	—	—	—	—	7
Average interest rate	14.0%	—	—	—	—	—	14.0%

Total as of December 31, 2017	7,001	6,476	9,641	12,745	18,014	55,169	109,046	116,621

Average interest rate	5.6%	5.9%	5.9%	5.9%	5.7%	6.4%	6.1%

Total as of December 31, 2016	9,755	11,216	20,898	16,313	18,777	41,167	118,126	118,768

Average interest rate	6.1%	6.0%	5.9%	5.9%	5.4%	6.4%	6.2%

*	The average maturity of outstanding debt as of December 31, 2017 is 8.61 years (7.46 years as of December 31, 2016).

The fair value of the Company’s finance debts is mainly determined and categorized into a fair value hierarchy as follows:

Level 1 – quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 54,248 as of December 31, 2017 (US$ 46,510 as of December 31, 2016); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also the Petrobras’ credit risk, amounting to US$ 62,373 as of December 31, 2017 (US$ 72,258 as of December 31, 2016).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 33.2.

17.4.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. In 2017 the capitalization rate was 6.16% p.a. (5.80% p.a. in 2016).

17.5.	Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
Petrobras	China Development Bank	12/4/2017	12/14/2019	5,000	3,000	2,000
PGT BV	CHINA EXIM	10/24/2016	Not defined	1,000	—	1,000

PGT BV				6,000	3,000	3,000

In Brazil
PNBV	BNDES	9/3/2013	3/26/2018	2,986	824	2,162
Transpetro	BNDES	11/7/2008	8/12/2041	533	171	362
Transpetro	Banco do Brasil	7/9/2010	4/10/2038	24	10	14
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	99	—	99

Total				3,642	1,005	2,637

17.6.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. In addition, financing agreements with China Development Bank (CDB) maturing in 2019, 2026 and 2027 are also collateralized based on future oil exports for specific buyers limited to 400 thousand barrels per day up to 2019, 300 thousand barrels per day from 2020 to 2026, and 100 thousand barrels per day in 2027. This collateral may not exceed the amount of the related debt, amounting to US$ 10,815 at December 31, 2017 (US$ 9,208 at December 31, 2016).

On January 30, 2018, the Company prepaid the remaining balance of a financing agreement with CDB maturing in 2019, in the amount of US$ 2.8 billion, as set out in note 35.1. After this settlement, the new limits for the collateralization based on future oil exports are 200 thousand barrels per day up to 2019, 300 thousand barrels per day from 2020 to 2026, and 100 thousand barrels per day in 2027.

In accordance with the Company’s Business and Management Plan (BMP 2018-2022), the extension of these terms is associated to a better indebtedness level, as set out in note 19.

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities. Bonds issued by the Company in the capital market are unsecured.

The global notes are issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF and are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes, as set out in note 36.